UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Equity — 46.2%
12,774,819	Goldman Sachs Structured International Equity Fund — 18.3%	$137,840,295
3,308,852	Goldman Sachs Structured Large Cap Growth Fund — 5.8%	43,643,757
3,890,920	Goldman Sachs Structured Large Cap Value Fund — 5.6%	42,333,207
2,491,356	Goldman Sachs Structured International Small Cap Fund — 3.0%	22,297,637
1,606,252	Goldman Sachs Structured Small Cap Equity Fund — 2.9%	21,636,210
1,726,514	Goldman Sachs Strategic Growth Fund — 2.4%	18,490,960
1,438,072	Goldman Sachs Large Cap Value Fund — 2.4%	17,918,375
1,898,177	Goldman Sachs Structured Emerging Markets Equity Fund — 2.4%	17,899,810
975,050	Goldman Sachs Real Estate Securities Fund — 1.7%	12,977,912
2,030,329	Goldman Sachs International Real Estate Securities Fund — 1.7%	12,730,162

		347,768,325

Fixed Income — 53.9%
14,294,768	Goldman Sachs Short Duration Government Fund — 19.4%	145,806,629
9,135,481	Goldman Sachs Global Income Fund — 15.3%	115,198,410
7,051,902	Goldman Sachs Core Fixed Income Fund — 9.2%	69,320,193
4,435,358	Goldman Sachs Commodity Strategy Fund — 4.0%	29,938,663
2,873,747	Goldman Sachs High Yield Fund — 2.8%	21,265,726
1,391,292	Goldman Sachs Local Emerging Markets Debt Fund — 1.8%	13,356,401
869,086	Goldman Sachs Emerging Markets Debt Fund — 1.4%	10,681,070

		405,567,092

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$753,335,417

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(806,290)

NET ASSETS — 100.0%		$752,529,127

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$745,944,459

Gross unrealized gain	77,210,970
Gross unrealized loss	(69,820,012)

Net unrealized security gain	$7,390,958

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 94.0%
20,059,926	Goldman Sachs Structured International Equity Fund — 39.3%	$216,446,603
5,911,474	Goldman Sachs Structured Large Cap Growth Fund — 14.2%	77,972,341
6,960,645	Goldman Sachs Structured Large Cap Value Fund — 13.8%	75,731,820
3,091,432	Goldman Sachs Strategic Growth Fund — 6.0%	33,109,239
2,570,392	Goldman Sachs Large Cap Value Fund — 5.8%	32,027,090
2,725,726	Goldman Sachs Structured Emerging Markets Equity Fund — 4.7%	25,703,593
2,231,827	Goldman Sachs Structured International Small Cap Fund — 3.6%	19,974,854
1,456,387	Goldman Sachs Structured Small Cap Equity Fund — 3.6%	19,617,530
622,925	Goldman Sachs Real Estate Securities Fund — 1.5%	8,291,134
1,302,670	Goldman Sachs International Real Estate Securities Fund — 1.5%	8,167,741

		517,041,945

Fixed Income — 6.3%
5,156,923	Goldman Sachs Commodity Strategy Fund — 6.3%	34,809,228

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$551,851,173

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$2,700,000	0.155%	04/01/11	$2,700,000
Maturity Value: $2,700,012

TOTAL INVESTMENTS — 100.8%			$554,551,173

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%			(4,521,674)

NET ASSETS — 100.0%			$550,029,499

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$580,106,763

Gross unrealized gain	80,504,070
Gross unrealized loss	(106,059,660)

Net unrealized security loss	$(25,555,590)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 64.3%
41,379,881	Goldman Sachs Structured International Equity Fund — 26.4%	$446,488,911
11,423,451	Goldman Sachs Structured Large Cap Growth Fund — 8.9%	150,675,320
13,452,575	Goldman Sachs Structured Large Cap Value Fund — 8.6%	146,364,018
5,977,668	Goldman Sachs Strategic Growth Fund — 3.8%	64,020,821
4,977,613	Goldman Sachs Large Cap Value Fund — 3.7%	62,021,064
6,401,760	Goldman Sachs Structured International Small Cap Fund — 3.4%	57,295,755
4,166,109	Goldman Sachs Structured Small Cap Equity Fund — 3.3%	56,117,492
5,458,872	Goldman Sachs Structured Emerging Markets Equity Fund — 3.0%	51,477,162
2,078,549	Goldman Sachs Real Estate Securities Fund — 1.6%	27,665,482
4,351,105	Goldman Sachs International Real Estate Securities Fund — 1.6%	27,281,428

		1,089,407,453

Fixed Income — 35.9%
19,043,660	Goldman Sachs Global Income Fund — 14.2%	240,140,558
17,268,441	Goldman Sachs Core Fixed Income Fund — 10.0%	169,748,775
14,412,763	Goldman Sachs Commodity Strategy Fund — 5.7%	97,286,149
3,165,115	Goldman Sachs Local Emerging Markets Debt Fund — 1.8%	30,385,105
1,998,107	Goldman Sachs Emerging Markets Debt Fund — 1.5%	24,556,738
3,296,233	Goldman Sachs High Yield Fund — 1.4%	24,392,128
2,089,347	Goldman Sachs Short Duration Government Fund — 1.3%	21,311,337

		607,820,790

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,697,228,243

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.0%
Repurchase Agreement — 0.0%
Joint Repurchase Agreement Account II
$500,000	0.155%	04/01/11	$500,000
Maturity Value: $500,002

TOTAL INVESTMENTS — 100.2%			$1,697,728,243

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(3,500,462)

NET ASSETS — 100.0%			$1,694,227,781

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,674,416,805

Gross unrealized gain	225,347,276
Gross unrealized loss	(202,035,838)

Net unrealized security gain	$23,311,438

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Equity — 81.4%
43,065,987	Goldman Sachs Structured International Equity Fund — 34.0%	$464,681,998
12,286,386	Goldman Sachs Structured Large Cap Growth Fund — 11.9%	162,057,434
14,477,273	Goldman Sachs Structured Large Cap Value Fund — 11.5%	157,512,726
6,419,936	Goldman Sachs Strategic Growth Fund — 5.0%	68,757,517
5,354,744	Goldman Sachs Large Cap Value Fund — 4.9%	66,720,104
5,618,570	Goldman Sachs Structured Emerging Markets Equity Fund — 3.9%	52,983,113
5,412,823	Goldman Sachs Structured International Small Cap Fund — 3.6%	48,444,763
3,529,732	Goldman Sachs Structured Small Cap Equity Fund — 3.5%	47,545,495
1,600,428	Goldman Sachs Real Estate Securities Fund — 1.6%	21,301,700
3,348,854	Goldman Sachs International Real Estate Securities Fund — 1.5%	20,997,312

		1,111,002,162

Fixed Income — 18.7%
13,291,293	Goldman Sachs Commodity Strategy Fund — 6.6%	89,716,225
5,753,290	Goldman Sachs Global Income Fund — 5.3%	72,548,993
3,575,963	Goldman Sachs Core Fixed Income Fund — 2.6%	35,151,717
2,305,884	Goldman Sachs Local Emerging Markets Debt Fund — 1.6%	22,136,484
2,526,922	Goldman Sachs High Yield Fund — 1.3%	18,699,224
1,434,690	Goldman Sachs Emerging Markets Debt Fund — 1.3%	17,632,341

		255,884,984

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$1,366,887,146

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$900,000	0.155%	04/01/11	$900,000
Maturity Value: $900,004

TOTAL INVESTMENTS — 100.2%			$1,367,787,146

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,685,046)

NET ASSETS — 100.0%			$1,365,102,100

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,387,886,085

Gross unrealized gain	191,070,808
Gross unrealized loss	(211,169,747)

Net unrealized security loss	$(20,098,939)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 48.4%
1,030,081	Goldman Sachs International Equity Dividend and Premium Fund — 21.7%	$8,559,971
631,236	Goldman Sachs U.S. Equity Dividend and Premium Fund — 15.6%	6,160,864
489,303	Goldman Sachs International Real Estate Securities Fund — 7.7%	3,067,932
100,161	Goldman Sachs Real Estate Securities Fund — 3.4%	1,333,146

		19,121,913

Fixed Income — 51.8%
792,477	Goldman Sachs High Yield Fund — 14.8%	5,864,328
256,560	Goldman Sachs Global Income Fund — 8.2%	3,235,222
325,106	Goldman Sachs Local Emerging Markets Debt Fund — 7.9%	3,121,014
321,618	Goldman Sachs Investment Grade Credit Fund — 7.7%	3,058,583
229,664	Goldman Sachs Emerging Markets Debt Fund — 7.2%	2,822,568
116,714	Goldman Sachs Ultra-Short Duration Government Fund — 2.6%	1,029,420
77,222	Goldman Sachs U.S. Mortgages Fund — 2.0%	788,438
36,638	Goldman Sachs Government Income Fund — 1.4%	546,637

		20,466,210

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$39,588,123

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.5%
Repurchase Agreement — 0.5%
Joint Repurchase Agreement Account II
$200,000	0.155%	04/01/11	$200,000
Maturity Value: $200,001

TOTAL INVESTMENTS — 100.7%			$39,788,123

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%			(280,314)

NET ASSETS — 100.0%			$39,507,809

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on March 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$39,164,354

Gross unrealized gain	3,127,945
Gross unrealized loss	(2,504,176)

Net unrealized security gain	$623,769

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 99.9%
Equity — 30.5%
4,239,426	Goldman Sachs Emerging Markets Equity Fund — 8.5%	$77,878,257
4,589,513	Goldman Sachs International Small Cap Fund — 8.2%	75,451,591
10,321,900	Goldman Sachs International Real Estate Securities Fund — 7.1%	64,718,314
4,642,660	Goldman Sachs Real Estate Securities Fund — 6.7%	61,793,802

		279,841,964

Fixed Income — 69.4%
22,294,305	Goldman Sachs High Yield Fund — 17.9%	164,977,854
14,606,440	Goldman Sachs Local Emerging Markets Debt Fund — 15.3%	140,221,823
10,827,791	Goldman Sachs Emerging Markets Debt Fund — 14.5%	133,073,546
10,683,272	Goldman Sachs High Yield Floating Rate Fund — 11.6%	106,832,716
13,691,116	Goldman Sachs Commodity Strategy Fund — 10.1%	92,415,033

		637,520,972

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 99.9%		$917,362,936

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,358,985

NET ASSETS — 100.0%		$918,721,921

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$876,927,908

Gross unrealized gain	96,934,465
Gross unrealized loss	(56,499,437)

Net unrealized security gain	$40,435,028

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of March 31, 2011:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$347,768,325	$—	$—	$517,041,945	$—	$—	$1,089,407,453	$—	$—
Fixed Income Underlying Funds	405,567,092	—	—	34,809,228	—	—	607,820,790	—	—
Short-term Investments	—	—	—	—	2,700,000	—	—	500,000	—

Total	$753,335,417	$—	$—	$551,851,173	$2,700,000	$—	$1,697,228,243	$500,000	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$1,111,002,162	$—	$—	$19,121,913	$—	$—	$279,841,964	$—	$—
Fixed Income Underlying Funds	255,884,984	—	—	20,466,210	—	—	637,520,972	—	—
Short-term Investments	—	900,000	—	—	200,000	—	—	—	—

Total	$1,366,887,146	$900,000	$—	$39,588,123	$200,000	$—	$917,362,936	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At March 31, 2011, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II with a maturity date of April 1, 2011, as follows:

	Principal	Maturity	Collateral
Portfolios	Amount	Value	Value Allocation

Equity Growth Strategy	$2,700,000	$2,700,012	$2,757,280

Growth and Income Strategy	500,000	500,002	510,607

Growth Strategy	900,000	900,004	919,093

Income Strategies	200,000	200,001	204,243

REPURCHASE AGREEMENTS — At March 31, 2011 the Principal Amounts of certain Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

		Equity
	Interest	Growth	Growth and	Growth	Income
Counterparty	Rate	Strategy	Income Strategy	Strategy	Strategies

BNP Paribas Securities Co.	0.100%	$302,343	$55,989	$100,781	$22,396

BNP Paribas Securities Co.	0.140	56,689	10,498	18,897	4,199

BNP Paribas Securities Co.	0.180	188,964	34,993	62,988	13,997

Citibank N.A.	0.190	47,241	8,748	15,747	3,499

Citigroup Global Markets, Inc.	0.190	236,206	43,743	78,735	17,497

Credit Agricole Securities	0.130	330,688	61,239	110,229	24,496

Deutsche Bank Securities, Inc.	0.200	37,793	6,999	12,598	2,799

JPMorgan Securities	0.190	44,407	8,223	14,802	3,289

Merrill Lynch & Co., Inc.	0.150	47,884	8,867	15,961	3,547

RBS Securities, Inc.	0.100	188,965	34,993	62,988	13,997

RBS Securities, Inc.	0.200	141,723	26,245	47,241	10,498

UBS Securities LLC	0.100	94,482	17,497	31,494	6,999

UBS Securities LLC	0.200	94,482	17,497	31,494	6,999

Wells Fargo Securities LLC	0.170	888,133	164,469	296,045	65,788

TOTAL		$2,700,000	$500,000	$900,000	$200,000

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	2.625 to 7.350%	04/21/11 to 09/22/38

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	04/04/11 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 7.690	05/31/11 to 03/01/41

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/13 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	11/15/13

Federal National Mortgage Association	0.000 to 10.350	04/25/11 to 04/01/41

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 05/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	3.500 to 5.500	09/15/24 to 03/20/41

SLM Corp.	0.000	10/03/22

U.S. Treasury Bills	0.000	04/07/11 to 12/15/11

U.S. Treasury Bonds	3.875 to 11.250	02/15/15 to 11/15/40

U.S. Treasury Inflation Protected Securities	0.625 to 2.125	04/15/13 to 02/15/41

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/11 to 11/15/26

U.S. Treasury Notes	0.375 to 5.125	04/30/11 to 02/15/21

U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/11 to 09/30/13

Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 27, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 27, 2011

* Print the name and title of each signing officer under his or her signature.